Financial investments - Summary of equity instruments measured at fair value through other comprehensive income (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	S/ 1,125,722	S/ 845,317
BioPharma Credit PLC [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	336,338	261,484
InRetail Perú Corp [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	285,962	228,122
Ishares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	140,198	130,155
Engie- Energía Perú S.A.[member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	90,670	51,384
Luz del Sur S.A.A.[member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	87,983	23,727
Ferreycorp S.A.A.[member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	83,013	78,528
Gilead Sciences INC [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	19,381	18,988
Credicorp [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	18,030
Unión de Cervecerías Backus y Johnston [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	17,138
Others below S/17 million [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	S/ 47,009	S/ 52,929